Leases - Schedule of Supplemental Cash Flows Information Related to Leases (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Leases [Abstract]
Operating cash flows from operating leases	$ 179,092
Right-of-use assets obtained in exchange for lease obligations Operating leases	$ 361,020
Weighted Average Remaining Lease Term Operating leases	11 months 1 day
Weighted Average Discount Rate Operating leases	8.00%